Balance Sheet Details - Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Property Plant And Equipment [Abstract]
Depreciation and amortization expense	$ 21.3	$ 18.1	$ 19.3